Significant accounting policies - Summary of Intangible Assets (Details)	12 Months Ended
Jun. 30, 2025
Purchased technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	6 years
Purchased technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	10 years
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	3 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	10 years
Brand | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	6 years
Brand | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	10 years
Other purchased intangibles | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	3 years
Other purchased intangibles | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	10 years